BT ALEX. BROWN CASH RESERVE FUND, INC.
INSTITUTIONAL SHARES
P. O. Box 17250
Baltimore, Maryland 21203


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions.

The Fund offers:
 o Prime Series -- a portfolio invested in U.S. Treasury obligations, repurchase agreements backed by such instruments, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, domestic bank instruments and commercial paper of the highest quality;

 o Treasury Series -- a portfolio invested in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Treasury; and
 o Tax-Free Series -- a portfolio invested in high quality, short-term municipal obligations.

Other principal features of the Fund are:
 o No direct or indirect purchase or redemption charges; and
 o Dividends are declared daily and paid monthly in additional shares or cash. For current yield information and for purchase and redemption information, call
(410) 895-5995.

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                               TABLE OF CONTENTS

                                  Page
  Table of Fees and Expenses      2
  Financial Highlights            3
  Investment Program              6
  The Fund's Net Asset Value      9
  How to Buy Shares              10
  How to Redeem Shares           10
  Dividends and Taxes            11
  Management of the Fund         12
  Current Yield                  14
  General Information            14

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.

An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that any Series will be able to maintain a stable net asset value of $1.00 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                       Prospectus Dated: August 1, 1998,
                            as supplemented through
                                 March 31, 1999

Table of Fees and
Expenses


The following table of fees and expenses is provided to assist you in understanding the various costs and expenses that you may bear indirectly. Your actual expenses may be greater or less than those shown.


                                                                      Prime           Treasury        Tax-Free
                                                                  Institutional    Institutional    Institutional
Shareholder Transaction Expenses                                      Shares           Shares          Shares
---------------------------------------------------------------  ---------------  ---------------  --------------
 Maximum Sales Charge Imposed on Purchases ....................       None        None                  None
 Maximum Sales Charge Imposed on Reinvested Dividends .........       None        None                  None
 Maximum Deferred Sales Charge ................................       None        None                  None
 Redemption Fees ..............................................       None        None                  None

                                                                                 As a % of Average
Annual Fund Operating Expenses                                                    Daily Net Assets
---------------------------------------------------------------- --------------------------------------------------
 Management Fees (See "Management of the Fund --
   Investment Advisor") .......................................        0.26%            0.19%*           0.27%
 12b-1 Fees (See "Management of the Fund -- Distributor") .....        None            None              None
 Other Expenses ...............................................        0.11%            0.08 %           0.04%
                                                                 ----------       ----------       ----------
 Total Fund Operating Expenses ................................        0.37%            0.27%*           0.31%
                                                                 ==========       ==========       ==========

------------
* The Advisor is waiving its fee on the Treasury Series by 0.05%. Absent such fee waivers, Management Fees would be 0.24% and Total Fund Operating Expenses would be 0.32% of the Treasury Institutional shares class' average daily net assets. The waiver is voluntary and may be terminated at any time.



Example

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                          Prime           Treasury        Tax-Free
                      Institutional    Institutional    Institutional
                          Shares           Shares          Shares
                     ---------------  ---------------  --------------
  1 year ..........        $ 4              $ 3              $ 3
  3 years .........        $12              $ 9              $10
  5 years .........        $21              $15              $17
 10 years .........        $47              $34              $39

The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Financial Highlights
The financial highlights included in these tables are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.


Financial Highlights

(For a share outstanding throughout each period)



                                                            Prime Institutional Shares
                                              ------------------------------------------------------
                                                           For the Year Ended March 31,
                                              ------------------------------------------------------
                                                     1998               1997              1996
                                              -----------------  -----------------  ----------------
Per Share Operating Performance:
 Net asset value at beginning of period.....     $     1.00         $     1.00         $    1.00
                                                 ----------         ----------         ---------
Income from Investment
 Operations:
 Net investment income .....................         0.0519             0.0503            0.0548
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................        (0.0519)           (0.0503)          (0.0548)
                                                 ------------       ------------       -----------
 Net asset value at end of period ..........     $     1.00         $     1.00         $    1.00
                                                 ============       ============       ===========
Total Return:
 Based on net asset value per share ........           5.31%              5.15%             5.62%
Ratios to Average Daily Net Assets:
 Expenses ..................................           0.42%              0.38%             0.35%
 Net investment income .....................           5.22%              5.04%             5.32%
Supplemental Data:
 Net assets at end of period ...............   $317,971,693       $117,812,047       $53,699,315
 Number of shares outstanding at end
  of period ................................    317,971,413        117,811,768        53,699,535



                                                                     Prime Institutional Shares
                                              ------------------------------------------------------------------------
                                                                   For the Year Ended March 31,
                                              ----------------------------------------------------------------------
                                                    1995              1994              1993              1992
                                              ----------------  ----------------  ----------------  ----------------
Per Share Operating Performance:
 Net asset value at beginning of period.....     $    1.00         $    1.00         $    1.00         $    1.00
                                                 ---------         ---------         ---------         ---------
Income from Investment
 Operations:
 Net investment income .....................        0.0472            0.0294            0.0327            0.0515
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................       (0.0472)          (0.0294)          (0.0327)          (0.0515)
                                                 -----------       -----------       -----------       -----------
 Net asset value at end of period ..........     $    1.00         $    1.00         $    1.00         $    1.00
                                                 ===========       ===========       ===========       ===========
Total Return:
 Based on net asset value per share ........          4.82%             2.98%             3.32%             5.27%
Ratios to Average Daily Net Assets:
 Expenses ..................................          0.36%             0.30%             0.31%             0.32%
 Net investment income .....................          4.57%             2.94%             3.24%             5.34%
Supplemental Data:
 Net assets at end of period ...............   $11,904,716       $23,437,449       $28,884,078       $21,867,108
 Number of shares outstanding at end
  of period ................................    11,904,663        23,437,512        28,884,132        21,867,108




                                                    Prime
                                                Institutional
                                                    Shares
                                              -----------------
                                                For the Period
                                                June 4, 1990(1)
                                                   through
                                                  March 31,
                                                     1991
                                              -----------------
Per Share Operating Performance:
 Net asset value at beginning of period.....     $     1.00
                                                 ----------
Income from Investment
 Operations:
 Net investment income .....................         0.0617
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................        (0.0617)
                                                 ------------
 Net asset value at end of period ..........     $     1.00
                                                 ============
Total Return:
 Based on net asset value per share ........           7.70%(2)
Ratios to Average Daily Net Assets:
 Expenses ..................................           0.35%(2)
 Net investment income .....................           7.53%(2)
Supplemental Data:
 Net assets at end of period ...............   $117,633,558
 Number of shares outstanding at end
  of period ................................    117,633,558


------------
1 The Prime Institutional Shares commenced operations on June 4, 1990. 2 Annualized.

(For a share outstanding throughout each period)


                                                   Treasury Institutional Shares
                                        ----------------------------------------------------
                                                    For the Year Ended March 31,
                                        ----------------------------------------------------
                                              1998              1997              1996
                                        ----------------  ----------------  ----------------
   Per Share Operating Perfor-
 mance:
  Net asset value at beginning of
  period .............................     $    1.00         $    1.00         $    1.00
                                           ---------         ---------         ---------
Income from Investment
 Operations:
 Net investment income ...............        0.0489            0.0481            0.0523
Less Distributions:
   Dividends from net investment
      income and/or short-term
  gains ..............................       (0.0489)          (0.0481)          (0.0523)
                                           -----------       -----------       -----------
 Net asset value at end of period          $    1.00         $    1.00         $    1.00
                                           ===========       ===========       ===========
Total Return:
   Based on net asset value per
  share ..............................          5.00%             4.92%             5.36%
   Ratios to Average Daily Net
 Assets:
 Expenses ............................          0.34%             0.36%             0.33%
 Net investment income ...............          4.91%             4.81%             5.12%
Supplemental Data:
 Net assets at end of period .........   $98,780,023       $61,208,770       $51,822,757
   Number of shares outstanding
  at end of period ...................    98,768,925        61,199,345        51,813,226


                                                                     Treasury Institutional Shares
                                        ---------------------------------------------------------------------------------------
                                                                                                                 For the Period
                                                                                                                 June 4, 1990(1)
                                                                                                                    through
                                                             For the Year Ended March 31,
                                        ----------------------------------------------------------------------
                                              1995              1994              1993              1992              1991
                                        ----------------  ----------------  ----------------  ----------------  ---------------
   Per Share Operating Perfor-
 mance:
  Net asset value at beginning of
  period .............................     $    1.00         $    1.00         $    1.00         $    1.00        $    1.00
                                           ---------         ---------         ---------         ---------        ----------
Income from Investment
 Operations:
 Net investment income ...............        0.0438            0.0282            0.0314            0.0504           0.0590
Less Distributions:
   Dividends from net investment
      income and/or short-term
  gains ..............................       (0.0438)          (0.0282)         ( 0.0314)          (0.0504)         (0.0590)
                                           -----------       -----------       -----------       -----------      -----------
 Net asset value at end of period          $    1.00         $    1.00         $    1.00         $    1.00        $    1.00
                                           ===========       ===========       ===========       ===========      ===========
Total Return:
   Based on net asset value per
  share ..............................          4.47%             2.86%             3.19%             5.17%            7.36%(2)
   Ratios to Average Daily Net
 Assets:
 Expenses ............................          0.30%(3)          0.27%(3)          0.26%(3)          0.27%            0.29%(2)
 Net investment income ...............          4.15%(4)          2.82%(4)          3.16%(4)          4.90%            7.02%(2)
Supplemental Data:
 Net assets at end of period .........   $14,051,995       $39,692,848       $60,146,987       $63,834,323      $58,017,844
   Number of shares outstanding
  at end of period ...................    14,046,467        39,688,259        60,140,874        63,834,323       58,017,844


------------
1 The Treasury Institutional Shares commenced operations on June 4, 1990.
2 Annualized.
3 Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
4 Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)
(For a share outstanding throughout each period)


                                                                             Tax-Free Institutional Shares
                                                                            ------------------------------
                                                                                    For the Period
                                                                                    June 1, 1997(1)
                                                                                        through
                                                                                       March 31,
                                                                                         1998
Per Share Operating Performance:
 Net asset value at beginning of period .................................             $    1.00
                                                                                      ---------
Income from Investment
 Operations:
 Net investment income ..................................................                0.0273
Less Distributions:
 Dividends from net investment income and/or short-term gains . .........               (0.0273)
                                                                                      -----------
 Net asset value at end of period .......................................             $    1.00
                                                                                      ===========
Total Return:
 Based on net asset value per share .....................................                  2.76%(2)
Ratios to Average Daily Net Assets:
 Expenses ...............................................................                  0.35%(2)
 Net investment income ..................................................                  3.29%(2)
Supplemental Data:
 Net assets at end of period ............................................           $76,682,752
 Number of shares outstanding at end of period ..........................            76,682,889


------------
1 The Tax-Free Institutional Shares commenced operations on June 1, 1997. 2 Annualized.

Investment Program
Investment Objectives

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series seeks to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")


Portfolio Investments

 -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Treasury Series is fully invested while satisfying its liquidity requirements.


 -- Prime Series

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may hold cash reserves pending investment in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, for temporary defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").

Other Investment Practices

The Fund may enter into the following arrangements with respect to any Series:

When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.


The Prime Series and the Treasury Series may also enter into the following arrangements: Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series that it is obligated to repurchase.


Investment Restrictions

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are as follows:

(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;


(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;


(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;


(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and


(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.


Further investment restrictions are listed in the Statement of Additional Information.


The Fund's Net Asset Value

The following sections describe how to buy and redeem shares of the Fund.

The price you pay or receive is the Fund's net asset value per share.


The net asset values per share of the Treasury Series and the Tax Free Series are determined on each business day as of 11:00 a.m. (Eastern Time). The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).


The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.


You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


How to Buy Shares

You may buy any Series of the Fund's shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment in any Series must be at least $1,000,000. There is no minimum initial investment for investment advisory affiliates of BT Alex. Brown. There is no minimum investment for subsequent purchases in the same Series.

Purchase Price

The price you pay to buy shares will be the Fund's net asset value per share.

Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the shares of a Series, your dividend will be paid in cash.



How to Redeem Shares
You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or servicing agent may require the following documents before they redeem your shares.


1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. All owners of the shares must sign the letter exactly as their names appear on the account.

2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price


The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.


Other Redemption Information


Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.


Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.


If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.



Dividends and Taxes

Dividends

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

Taxes


The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.


There is further information concerning taxes in the Statement of Additional Information.


Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.


The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares. (See the Statement of Additional Information.)


You will be taxed on distributions from a Series' net investment company taxable income as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares.


Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by a Series and received by you in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Institutional Shares is a taxable event for you.

If you own shares of the Treasury Series, you may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. Since state laws vary, you are encouraged to consult with your tax advisor on this issue.


Management of the Fund
Board of Directors

The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Fund's distributor. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor or the Fund's distributor.

Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.


As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.


On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.


As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


Distributor


ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Fund's three Series. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Fund's advisor.


ICC Distributors receives no compensation for its services with respect to the Institutional Shares. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of the Institutional Shares of a particular Series. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.

General Information

Description of Shares


The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1998, ICC received from the Fund an annual fee equal to 0.01% of the Prime Series' average daily net assets and 0.02% of the Treasury Series' average daily net assets.

As compensation for providing accounting services to the Tax-Free Series, ICC receives from the Fund an annual fee equal to $13,000, plus a percentage of the Tax-Free Series' average daily net assets in excess of $10 million at a maximum rate of 0.10% of net assets, and declining at various asset levels to a minimum rate of 0.001% on assets of $1 billion or more. Bankers Trust Company, a subsidiary of Bankers Trust Corporation, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

Annual Meetings


The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports


You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements.
The annual financial statements are audited by the Fund's independent accountants,
PricewaterhouseCoopers LLP.


Shareholder Inquiries


If you have questions concerning your Institutional Shares, contact the Fund at
(800) 553-8080.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.

                             Institutional Shares





                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



      Distributor                                           Fund Counsel
    ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
     P.O. Box 7558                                      1701 Market Street
 Portland, Maine 04101                        Philadelphia, Pennsylvania 19103




   Custodian                                        Independent Accountants
    BANKERS TRUST COMPANY                       PRICEWATERHOUSECOOPERS LLP
    130 Liberty Street                                250 West Pratt Street
   New York, New York 10006                        Baltimore, Maryland 21201





                                Transfer Agent
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202
                                 (800) 553-8080

(C) BY BT ALEX. BROWN INCORPORATED

--------------------------------------------------------------------------------







                                                             -----------------
BT Alex. Brown Cash Reserve Fund, Inc.                      |    BULK RATE    |
P.O. Box 17250                                              |  U.S. POSTAGE   |
Baltimore, Maryland 21203                                   |      PAID       |
                                                            | Farmingdale, NY |
                                                            |  Permit No. 225 |
                                                             -----------------




             BT ALEX. BROWN
             CASH RESERVE
             FUND, INC.
             INSTITUTIONAL
             SHARES



             Prime Series
             Treasury Series
             Tax-Free Series




             Prospectus



             August 1, 1998, as
             supplemented through
             March 31, 1999

QUALITY CASH RESERVE PRIME SHARES
(A Class of BT Alex. Brown Cash Reserve Fund, Inc.)
P.O. Box 17250
Baltimore, Maryland 21203

BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates to the Quality Cash Reserve Prime Shares (the "Shares"). Shares are available exclusively through securities dealers that provide certain shareholder services.

Other principal features of the Shares are:

 o Shares are sold without purchase or redemption charges;
 o Dividends are declared daily and paid monthly in additional Shares or cash;
 o Free check redemption.

For current yield information and for purchase and redemption information, call your securities dealer.

You may obtain the Fund's Statement of Additional Information without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Fund's distributor (the "Distributor").

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                               TABLE OF CONTENTS


                                                                            Page
Table of Fees and Expenses                                                    2
Financial Highlights                                                          3
Investment Program                                                            4
The Fund's Net Asset Value                                                    6
How to Buy Shares                                                             6
How to Redeem Shares                                                          7
Dividends and Taxes                                                           8
Management of the Fund                                                        9
Current Yield                                                                10
General Information                                                          11

The Shares are not deposits or obligations of, or guaranteed or endorsed by any bank. The Shares are not federally insured by the Federal Reserve Board or any other government agency. Investment in the Shares involves risk, including possible loss of principal.

An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that the Prime Series will be able to maintain a stable net asset value of $1.00 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                       Prospectus Dated: August 1, 1998,
                            as supplemented through
                                 March 31, 1999

Table of Fees and
Expenses

The following table of fees and expenses is provided to assist you in understanding the various costs and expenses that you may bear indirectly. Your actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. if you hold Shares for a long time.



Shareholder Transaction Expenses
--------------------------------
   Maximum Sales Charge Imposed on Purchases ...............................    None
   Maximum Sales Charge Imposed on Reinvested Dividends ....................    None
   Maximum Deferred Sales Charge ...........................................    None
   Redemption Fees .........................................................    None
Annual Fund Operating Expenses (as a percentage of average daily net assets)
----------------------------------------------------------------------------
   Management Fees .........................................................    0.26%
   12b-1 Fees (after fee waivers) ..........................................    0.54%*
   Other Expenses ..........................................................    0.16%
                                                                                ------
   Total Fund Operating Expenses (after fee waivers) .......................    0.96%*
                                                                                ======

------------
* The Distributor currently reduces its annual 12b-1 Fees, on a voluntary basis, to 0.54% of the Shares' average daily net assets. Absent fee waivers, 12b-1 Fees would be 0.60% and Total Fund Operating Expenses would be 1.02% of the Shares' average daily net assets.


Example of Quality Cash Reserve Prime Shares Expenses
-----------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return on the investment, and (2) redemption at the end of the period:*

   1 year ...................................................................   $ 10
   3 years ..................................................................   $ 31
   5 years ..................................................................   $ 53
  10 years ..................................................................   $118

------------
* The Example is based on Total Fund Operating Expenses after fee waivers. Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Financial Highlights


The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.


Financial Highlights
(For a share outstanding throughout each period)


                                                          Quality Cash Reserve Prime Shares
                                               -------------------------------------------------------


                                                            For the Year Ended March 31,
                                               -------------------------------------------------------
                                                      1998               1997               1996
                                               -----------------  -----------------  -----------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $     1.00         $     1.00         $     1.00
                                                  ----------         ----------         ----------
Income from Investment Operations:
 Net investment income ......................         0.0465             0.0449             0.0493
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ...................        (0.0465)           (0.0449)           (0.0493)
                                                  ----------         ----------         ----------
 Net asset value at end of period ...........     $     1.00         $     1.00         $     1.00
                                                  ==========         ==========         ==========
Total Return:
 Based on net asset value per share .........           4.75%              4.59%              5.04%
Ratios to Average Daily Net Assets:
 Expenses ...................................           0.96%(2)           0.91%(2)           0.90%(2)
 Net investment income ......................           4.66%(3)           4.50%(3)           4.91%(3)
Supplemental Data:
 Net assets at end of period ................   $226,978,689       $197,370,530       $156,412,213
 Number of shares outstanding at end of
  period ....................................    226,978,007        197,369,848        156,412,393

                                                                 Quality Cash Reserve Prime Shares
                                               ----------------------------------------------------------------------
                                                                                                       For the Period
                                                           For the Year Ended March 31,                 May 6, 1991(1)
                                               -----------------------------------------------------       through
                                                     1995              1994               1993         March 31, 1992
                                               ----------------  ----------------  -----------------  ---------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $    1.00         $    1.00         $     1.00        $    1.00
                                                  ---------         ---------         ----------        ---------
Income from Investment Operations:
 Net investment income ......................        0.0402            0.0218             0.0253           0.0399
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ...................       (0.0402)          (0.0218)           (0.0253)         (0.0399)
                                                  -----------       -----------       ----------        ---------
 Net asset value at end of period ...........     $    1.00         $    1.00         $     1.00        $    1.00
                                                  ===========       =========         ==========        =========
Total Return:
 Based on net asset value per share .........          4.09%             2.20%              2.53%            4.30%(4)
Ratios to Average Daily Net Assets:
 Expenses ...................................          0.96%             1.06%              1.04%            0.96%(4)
 Net investment income ......................          4.04%             2.18%              2.53%            4.30%(4)
Supplemental Data:
 Net assets at end of period ................   $94,592,158       $92,678,440       $101,321,868      $94,887,669
 Number of shares outstanding at end of
  period ....................................    94,591,979        92,678,268        101,321,668       94,887,669


--------
  (1) The Quality Cash Reserve Prime Shares commenced operations on May 6, 1991.
  (2) Ratio of expenses to average daily net assets prior to partial fee waivers was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.
  (3) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.
  (4) Annualized.

Investment Program


Investment Objective

The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series seeks to achieve this objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase.

Portfolio Investments

The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. In addition to U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investor Services, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P"), or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor, and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments, consisting mainly of certificates of deposit and bankers' acceptances, that (i) are issued by U.S. banks that satisfy applicable quality standards, or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

Other Investment Practices

The Prime Series may enter into the following arrangements:

Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of the adverse market action or delay in connection with the disposition of the underlying obligations.

When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments, which would otherwise have to be liquidated to meet redemptions, is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

Investment Restrictions

The Prime Series investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:

(1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;

(2) borrow money or issue senior securities, except that the Prime Series may
(i) borrow money from banks for temporary purposes in amounts up to 10% of the value of its total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities, (ii) enter into reverse repurchase agreements in accordance with its investment program and (iii) enter into commitments to purchase securities in accordance with its investment program;

(3) lend money or securities except to the extent that the Prime Series' investments may be considered loans; or

(4) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

The investment objective of the Prime Series as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.

Further investment restrictions are listed in the Statement of Additional Information.

The Fund's Net Asset Value

The following sections describe how to buy and redeem Shares.

The price you pay or receive is the Fund's net asset value per share.

The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).

The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

How to Buy Shares

You may buy Shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

Your purchase order may not be accepted if the sale of Shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $1,500. Subsequent investments must be at least $100.

There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

The price you pay to buy Shares will be the Fund's net asset value per share.

Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of your Shares, your dividend will be paid in cash.

How to Redeem Shares

You may redeem Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or servicing agent may require the following documents before they redeem your Shares.

(1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. All owners of the Shares must sign the letter exactly as their names appear on the account.

(2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

(3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem Shares will be the Fund's net asset value per share.

Other Redemption Information

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your Shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Cancelled checks will not be returned to you.

If the amount of your check exceeds the value of the Shares you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Funds reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

If you redeem sufficient Shares to reduce your investment in the Prime Series to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice.

If you paid for your purchase of Shares by check, redemption of those Shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

Dividends and Taxes

Dividends

All of the net income earned on the Prime Series is normally declared as dividends daily to the respective shareholders of record of the Prime Series. Dividends on the Prime Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Prime Series at net asset value, unless you have elected to have dividends paid in cash.

Taxes

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislation, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

There is further information concerning taxes in the Statement of Additional Information.

The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on amounts so distributed.

You will be taxed on distributions of net investment company taxable income as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although the Prime Series does not expect to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Shares.

Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Prime Series and received by you in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Shares is a taxable event for you.

Management of the Fund

Board of Directors

The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Distributor. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Fund's advisor.

Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.

As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. An affiliate of ICC provides custody services to the Fund. (See "Cus-todian, Transfer Agent and Accounting Services.")

On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Distributor

ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor for the Shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Fund's advisor.

As compensation for its services for the period from August 31, 1997 through March 31, 1998, ICC Distributors received a fee from the Fund, equal to 0.60% (annualized) of the average daily net assets invested in Shares. ICC Distributors currently reduces its distribution fee, on a voluntary basis, to 0.54% of the Shares' average daily net assets. (See "Table of Fees and Expenses.")

ICC Distributors expects to allocate up to all of its annual fee received from the Fund to securities dealers as compensation for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. ICC Distributors may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to securities dealers.

Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement.) This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. You may obtain the yield for the Quality Cash Reserve Prime Shares by calling your securities dealer.

General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 - the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes of shares, which differ from each other principally in the allocation of certain expenses and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080 or your securities dealer. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of shares of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting
Services

Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.01% of the Prime Series' average daily net assets. Bankers Trust Company, a subsidiary of Bankers Trust Corporation acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

Annual Meetings

The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

Reports

You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

Shareholder Inquiries

If you have questions concerning your Shares, contact your securities dealer.

                       QUALITY CASH RESERVE PRIME SHARES

              (A Class of BT Alex. Brown Cash Reserve Fund, Inc.)


                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202



        Distributor                                    Fund Counsel
    ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
      P.O. Box 7558                                   1701 Market Street
    Portland, Maine 04101                      Philadelphia, Pennsylvania 19103





        Custodian                                   Independent Accountants
    BANKERS TRUST COMPANY                          PRICEWATERHOUSECOOPERS LLP
    130 Liberty Street                               250 West Pratt Street
   New York, New York 10006                        Baltimore, Maryland 21201



                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 (800) 553-8080


(C) BY BT ALEX. BROWN INCORPORATED

--------------------------------------------------------------------------------

Quality Cash Reserve Prime Shares
P.O. Box 17250
Baltimore, Maryland 21203





             QUALITY
             CASH RESERVE
             PRIME SHARES






             Prospectus

             August 1, 1998, as
             supplemented through
             March 31, 1999

    Bulk Rate
  U.S. POSTAGE
      PAID
 Farmingdale, NY
  Permit No. 225


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